Offerings - Offering: 1	Nov. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	5,000
Proposed Maximum Offering Price per Unit	315.765
Maximum Aggregate Offering Price	$ 1,578,825.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 137.36
Offering Note	1a. This Registration Statement on Form S-8 covers (i) 5,000 shares of common stock, par value $0.0001 per share, of the Registrant (the "Common Stock") authorized to be issued pursuant to the Change of Control Bonus Plan, as amended and restated effective November 10, 2026 (the "Bonus Plan"), in connection with the Registrant's acquisition of a privately held company, including shares issuable at the closing, upon the release of holdback shares, in connection with positive post-closing purchase price adjustments and upon the achievement of milestones under the applicable transaction documents, and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), such indeterminate number of additional shares of Common Stock as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Bonus Plan. The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Global Select Market on November 6, 2026.